Business Description, Organization and Basis of Presentation (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012
Ownership structure of AllianceBernstein expressed as a percentage of general and limited partnership interests [Abstract]
AXA and its subsidiaries ownership interest in holding company (in hundredths)			1.60%	1.40%
Limited partners or members ownership interest in company (in hundredths)			100.00%	100.00%
General partnership information [Abstract]
General Partnership number of general partnership units owned in Holding Company (in units)	100,000	100,000	100,000	100,000
General partnership interest in Company (in hundredths)	1.00%	1.00%	1.00%	1.00%
AXA and its subsidiaries economic interest in Company (in hundredths)			64.60%	65.50%
AXA And Its Subsidiaries [Member]
Ownership structure of AllianceBernstein expressed as a percentage of general and limited partnership interests [Abstract]
Limited partners or members ownership interest in company (in hundredths)			64.00%	61.00%
Holding [Member]
Ownership structure of AllianceBernstein expressed as a percentage of general and limited partnership interests [Abstract]
Limited partners or members ownership interest in company (in hundredths)			34.50%	37.50%
Unaffiliated Holders [Member]
Ownership structure of AllianceBernstein expressed as a percentage of general and limited partnership interests [Abstract]
Limited partners or members ownership interest in company (in hundredths)			1.50%	1.50%